Conservative Allocation Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.1%)
U.S. Stock Funds (24.7%)
Vanguard Variable Insurance Funds—Equity Index Portfolio	1,761,593	104,234
Vanguard Extended Market Index Fund Admiral Shares	162,250	20,385
		124,619
International Stock Fund (16.5%)
Vanguard Total International Stock Index Fund Admiral Shares	2,600,475	83,397
U.S. Bond Fund (41.2%)
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	18,604,150	207,994
International Bond Fund (17.7%)
Vanguard Total International Bond Index Fund Admiral Shares	4,265,026	89,182
Total Investments (100.1%) (Cost $496,081)		505,192
Other Assets and Liabilities—Net (-0.1%)		(325)
Net Assets (100%)		504,867
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Extended Market Index Fund	22,384	110	—	—	(2,109)	18	—	20,385
Vanguard Market Liquidity Fund	24	NA1	NA1	—	—	—	—	—
Vanguard Total International Bond Index Fund	97,214	521	3,569	14	(4,998)	196	—	89,182
Vanguard Total International Stock Index Fund	89,655	3,903	5,072	1,051	(6,140)	132	—	83,397
Vanguard Variable Insurance Funds—Equity Index Portfolio	110,814	8,902	4,873	1,668	(12,277)	1,279	4,276	104,234
Vanguard Variable Insurance Funds—Total Bond Market Index Portfolio	228,574	8,625	10,205	(71)	(18,929)	4,082	1,448	207,994
Total	548,665	22,061	23,719	2,662	(44,453)	5,707	5,724	505,192
1	Not applicable—purchases and sales are for temporary cash investment purposes.